Going concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 11,106	$ 10,549	$ 6,165
Operating cash flows	10,068	7,281	$ 4,864
Accumulated deficit	129,532	$ 166,020
Working capital	$ 35,905